Accounts Receivable (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ (2,682)
Additional reserve through bad debt expense		(2,649)
Bad debt write-off
Exchange difference	204	(33)
Ending balance	$ (2,478)	$ (2,682)